Other commitments and contingencies, concentrations and factors that may affect future operations (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥)
Long-term Purchase Commitment [Line Items]
Commitments for the purchase of property, plant and equipment and other assets	¥ 6,101
Guarantee Lease Contracts for Customers
Long-term Purchase Commitment [Line Items]
Guarantee amount	256
Guarantee of Performance on Projects in Execution or Under Warranty
Long-term Purchase Commitment [Line Items]
Maximum exposure under guarantee	¥ 9,894